Equity (Details) - USD ($)			1 Months Ended											6 Months Ended	12 Months Ended
	Feb. 05, 2020	Apr. 11, 2019	Nov. 30, 2020	Nov. 20, 2020	Sep. 30, 2020	May 18, 2020	Apr. 30, 2020	Apr. 15, 2020	Mar. 31, 2020	Jan. 22, 2020	Nov. 21, 2019	Aug. 30, 2019	May 20, 2019	Jun. 30, 2021	Dec. 31, 2020	Mar. 04, 2021	Sep. 01, 2020	Dec. 31, 2019	Oct. 14, 2019	Mar. 23, 2019
Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)														600,000,000	600,000,000			100,000,000
Common stock, no par value (in Dollars per share)															$ 0.001		$ 0.001
Aggregate shares (in Shares)										15,000,000	2,000,000						2,000,000		1,253,814
Purchase price (in Dollars per share)										$ 0.90	$ 0.80						$ 2.50
Proceeds received			$ 5,000,000				$ 13,500,000				$ 2,000,000
Stock issue (in Shares)	2,000,000				2,000,000				15,000,000
Aggregate principal amount										$ 30,000,000
Common stock issuable upon conversion (in Shares)										20,000,000
Exercise price (in Dollars per share)							$ 1.80			$ 1.80						$ 0.01				$ 2.20
Maturity term															12 years
Interest rate															7.50%
Conversion price (in Dollars per share)							$ 1.50								$ 1.50
Conversion cash percentage															107.50%
Fair value of warrants		$ 1,638,000											$ 762,480	$ 1,700,000	$ 3,420,000
Price per share (in Dollars per share)										$ 1.52
Risk free interest rate, percentage										1.52%
Maturity term										2 years 6 months
Volatility percentage rate										25.99%
Proceeds from notes payable															$ 30,000,000
Warrant, description															the Company had 1,903,370 shares of warrants, among which 273,370 shares of warrants were issued to two individuals in private placements, and 1,630,000 shares of warrants were issued in two direct offerings closed on May 20, 2019 (“May Offering”) and April 11, 2019 (“April Offering”). The intrinsic value of warrants as December 31, 2020 amounted to $27,000.
Beneficial conversion feature															$ 3,400,000
Recognized of total note discount															6,460,000
Proceeds from warrant															3,060,000.00
Additional intrinsic value															3,400,000
Cash consideration paid								$ 36,000,000
Aggregate shares of common stock issued (in Shares)						40,000,000
Proceeds from transaction															66,000,000
Note discount															6,460,000
Recognized amortization of beneficial conversion price															3,400,000
Amortization fair value of warrants															$ 3,060,000.00
Shares of warrants (in Shares)															3,033,370
Shares of warrants issued (in Shares)															273,370
Reduced exercise price (in Dollars per share)													$ 1.32
Revised exercise price (in Dollars per share)												$ 2.20
Statutory reserve															$ 913,292
Investor [Member]
Equity (Details) [Line Items]
Aggregate shares (in Shares)				8,000,000
Purchase price (in Dollars per share)				$ 2.50
Proceeds received			$ 20,000,000
Stock issue (in Shares)			8,000,000
Gross proceeds				$ 20,000,000
Warrants [Member]
Equity (Details) [Line Items]
Proceeds received							$ 30,000,000
April Offering [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)		$ 2.2													$ 2.20
Exercise shares of warrants (in Shares)		150,000
Proceeds from escrow account		$ 330,000
Issuance of common stocks (in Shares)		150,000
Shares of warrants issued (in Shares)															1,680,000
Total purchase of ordinary shares (in Shares)															1,680,000
Warrants term															5 years
May Offering [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)													$ 1.32		$ 1.32
Exercise shares of warrants (in Shares)													17,978
Proceeds from escrow account													$ 23,731
Issuance of common stocks (in Shares)													396,096
Cashless exercise of warrants (in Shares)													962,022
Shares of warrants issued (in Shares)															1,080,000
Total purchase of ordinary shares (in Shares)															1,080,000
Minimum [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)		$ 1.32
Fair value of replacement warrant		$ 1,357,440
Maximum [Member]
Equity (Details) [Line Items]
Exercise price (in Dollars per share)		$ 2.20
Fair value of replacement warrant		$ 1,638,000
2020 Warrants [Member]
Equity (Details) [Line Items]
Warrant, description															The ratio of the relative fair values of the Notes and the Warrants was 89.8% to 10.2%. After allocating 10.2%, or $3.06 million, of the proceeds to the 2020 Warrants, the Company estimated the embedded conversion option within the Notes is beneficial to the holders, because the effective conversion price was $1.35 ($27.0 million/20 million shares), which was below the Company’s share price of $1.52 on January 22, 2020.
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares authorized (in Shares)															100,000,000